IMPAIRMENT	12 Months Ended
Dec. 31, 2022
IMPAIRMENT
IMPAIRMENT

6) IMPAIRMENT

a)	Impairment of PP&E

($ thousands)	2022	2021	2020
Crude oil and natural gas properties:
U.S. cost centre	$—	$—	$650,780
Canada cost centre	—	3,420	100,943
Total impairment expense	$—	$3,420	$751,723

No asset impairment was recorded during the year ended December 31, 2022 (2021 – $3.4 million; 2020 – $751.7 million). The primary factors that affect ceiling values include first-day-of-the-month commodity prices, reserves, capital expenditure levels and timing, acquisition and divestment activity, and production levels.

The following table outlines the 12-month average trailing benchmark prices and exchange rates used in Enerplus’ ceiling test at December 31, 2022, 2021 and 2020:

	WTI Crude Oil	Edm Light Crude	U.S. Henry Hub Gas	Exchange Rate
Period	$/bbl	CDN$/bbl	$/Mcf	CDN$/US$
2022	$94.14	$119.13	$6.25	0.77
2021	66.55	78.15	3.64	0.80
2020	39.54	45.56	2.00	0.75

b)	Impairment of Goodwill

At December 31, 2022 and 2021, there was no goodwill remaining on the Company’s Consolidated Balance Sheets. During the year ended December 31, 2020, Enerplus recorded goodwill impairment of $149.2 million relating to its U.S. reporting unit. This was due to lower commodity prices in 2020, which resulted in a reduction in the fair value of the U.S. reporting unit.